INTEREST BEARING DEPOSITS WITH BANKS (Details) € in Millions, $ in Millions	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)
Placements [Abstract]
Placements In EUR	€ 1,815		€ 2,365
Placements in other currencies	617		346
Total	2,432	$ 2,783	2,711	[1]
Maturity analysis:
Up to 3 months	2,094		2,280
From 3 months to 1 year	8		12
Over 1 year	330		419
Total	€ 2,432	$ 2,783	€ 2,711	[1]

[1]	Restated